Financial Instruments and Risk Management - Summary of Financial Liabilities into Maturity Groupings Based on Remaining Period to Contractual Maturity Date (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Financial Instruments [Line Items]
Financial instruments with preferred rights			¥ 2,071,508
Trade payables	¥ 81,195	$ 12,735	24,638
Other payables	2,562		541
Lease liabilities	793		913	¥ 882
Total	103,444		2,105,690
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Financial instruments with preferred rights			2,071,508
Trade payables	81,195		24,638
Other payables	21,456		8,631
Lease liabilities	839		952
Total	103,490		2,105,729
Credit Risk | Less than 1 Year
Disclosure Of Financial Instruments [Line Items]
Trade payables	81,195		24,638
Other payables	21,456		8,631
Lease liabilities	653		633
Total	103,304		33,902
Credit Risk | Between 1 and 2 Years
Disclosure Of Financial Instruments [Line Items]
Lease liabilities	186		225
Total	¥ 186		225
Credit Risk | Between 2 and 5 Years
Disclosure Of Financial Instruments [Line Items]
Financial instruments with preferred rights			2,071,508
Lease liabilities			94
Total			¥ 2,071,602